Property And Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property And Equipment, Net
8.	PROPERTY AND EQUIPMENT, NET
Property and equipment, net consisted of the following:

	DECEMBER 31, 2020	SEPTEMBER 30, 2021
Computer hardware and software	$533	$701
Laboratory equipment	8,040	15,816
Leasehold improvements	4,545	9,832
Construction in progress	6,847	2,695

Total	19,965	29,044
Less: Accumulated depreciation and amortization	(3,686)	(7,300)

Property and equipment, net	$16,279	$21,744

As of December 31, 2020, and September 30, 2021, property, and equipment, net included capital lease assets of $2,508, with accumulated amortization of $927 and $1,326, respectively, within the unaudited condensed consolidated balance sheets.
Depreciation and amortization expense for the nine months ended September 30, 2020, and 2021, was $1,108, and $3,635, respectively.

7.	PROPERTY AND EQUIPMENT, NET
Property and equipment, net consisted of the following as of December 31, 2019, and 2020:

	DECEMBER 31,
	2019	2020
Computer hardware and software	$12	$533
Laboratory equipment	4,320	8,040
Leasehold improvements	228	4,545
Construction in progress	1,181	6,847

Total	5,741	19,965
Less: Accumulated depreciation and amortization	(1,992)	(3,686)

Property and equipment, net	$3,749	$16,279

As of December 31, 2019, and 2020, property and equipment, net included capital lease assets of $1,574 and $2,508 respectively, with accumulated amortization of $379 and $927, respectively, within the consolidated balance sheets.
Depreciation and amortization expense for the years ended December 31, 2019, and 2020, was $687 and $1,709, respectively, within the consolidated statements of operations.